Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment consisted of the following (in thousands):

	December 31,
	2013	2012
Computer equipment and software	$408	$579
Furniture and fixtures	415	577
Research equipment	675	797
Leasehold improvements	441	629
Construction in progress	2	5

	1,941	2,587
Less accumulated depreciation and amortization	(1,898)	(2,459)

Property and equipment, net	$43	$128

The Company recorded depreciation and amortization expense of $0.1 million, $0.2 million and $0.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.